INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Acquisition of subsidiaries - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Oct. 20, 2023	Jan. 03, 2022
Disclosure of investments accounted for using equity method [line items]
Acquisition consideration price	R$ 247,152
Capital contribution	100,000
Cash transferred	135,000
Contingent consideration	12,152
Compas Comercializacao [Member] | Biometano Verde Paulínia S.A. (“BVP”) acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)		51.00%
Acquisition consideration price		R$ 247,152
Capital contribution		100,000
Cash transferred		135,000
Contingent consideration		12,152
Biogas supply contract, lending contract and licenses related intangible assets recognised as of acquisition date		R$ 384,277
Net profit of acquiree since the acquisition date	1,104
Profit (loss) of combined entity as if combination occurred at beginning of period	R$ 2,826
Compass Um Participacoes SA [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)			51.00%